EMPLOYEE BENEFIT PLANS - Severance obligation (Details) - Severance obligation - Bancolombia $ in Millions	Dec. 31, 2020 COP ($)
Discount rate
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (473)
Effect on DBO Decrease	$ 492
Discount rate | Increase Level
Disclosure of employee benefit plans
Discount rate Value	6.00%
Discount rate | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	5.00%
Salary Level
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 1,139
Effect on DBO Decrease	$ (1,110)
Salary Level | Increase Level
Disclosure of employee benefit plans
Salary rate Value	6.25%
Salary Level | Decrease Level
Disclosure of employee benefit plans
Salary rate Value	5.25%